Subsequent Event (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Net assets	$ 521,705	$ 601,870	$ 665,765
Operating losses	$ 147,109 [1]	46,453
ICC
Disclosure of non-adjusting events after reporting period [line items]
Net assets		13,800
Operating losses		$ 2,000

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).